MASSMUTUAL PREMIER FUNDS

MassMutual Premier Focused International Fund

Supplement dated May 19, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014 and the

Summary Prospectus dated February 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and any previous supplements.

The following information pertains to the Focused International Fund:

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Focused International Fund (the “Fund”) will be dissolved. Effective on or about November 14, 2014 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-14-04

FI 14-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Capital Appreciation Fund

Supplement dated May 19, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014 and the

Summary Prospectus dated February 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and any previous supplements.

The following information pertains to the Capital Appreciation Fund:

Effective May 16, 2014 (the “Termination Date”), the Capital Appreciation Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the MassMutual Premier Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-14-03

CA 14-02